Loans and Allowance for Loan Losses - Average Recorded Investment and Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
With no related allowance recorded:
Average Recorded Investment	$ 20,863	$ 6,464
Interest Recognized For the Period Ended	74	185
With an allowance recorded:
Average Recorded Investment	11,204	10,317
Interest Recognized For the Period Ended	91	123
Total average recorded investment	32,067	16,781
Total interest income recognized For the Period Ended	165	308
Commercial, Financial, and Agricultural
With no related allowance recorded:
Average Recorded Investment	5,063	1,629
Interest Recognized For the Period Ended	35	144
With an allowance recorded:
Average Recorded Investment	357	2,395
Interest Recognized For the Period Ended	21	48
Real Estate Construction - Commercial
With no related allowance recorded:
Average Recorded Investment	14,639	2,975
Interest Recognized For the Period Ended	1	13
With an allowance recorded:
Average Recorded Investment	8,974	4,830
Interest Recognized For the Period Ended	31	22
Real Estate Construction - Commercial | Construction
With no related allowance recorded:
Average Recorded Investment	0	162
Interest Recognized For the Period Ended	0	0
With an allowance recorded:
Average Recorded Investment	131	367
Interest Recognized For the Period Ended	0	0
Real Estate Construction - Residential
With no related allowance recorded:
Average Recorded Investment	1,142	1,692
Interest Recognized For the Period Ended	38	28
With an allowance recorded:
Average Recorded Investment	1,652	2,564
Interest Recognized For the Period Ended	35	45
Real Estate Construction - Residential | Construction
With an allowance recorded:
Average Recorded Investment	47	48
Interest Recognized For the Period Ended	0	0
Installment and other consumer
With no related allowance recorded:
Average Recorded Investment	19	6
Interest Recognized For the Period Ended	0	0
With an allowance recorded:
Average Recorded Investment	43	113
Interest Recognized For the Period Ended	$ 4	$ 8